OTHER INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2022
Other Investments [abstract]
Investment in other entities
Amounts in R million
Shares
held

1
% held

1
2022 2021
Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited (" WWM ") 47,812,500 2.4% 10.7 43.5
Total

listed investments
10.7 43.5
Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited (" Rand Refinery ") 44,438 11.3% 136.1 119.3
Rand Mutual Assurance Company Limited B Share Business Fund (" RMA ")

2
12,659
2
1.3%

2
4.4 4.1
Guardrisk Insurance Company Limited (Cell Captive A170)

3
20
3
100.0%
3
0.1 0.1
Chamber of Mines Building Company Proprietary Limited 42,292 4.5% 0.1 0.1
Total

unlisted investments
140.7 123.6
Balance at the end of the year

151.4 167.1
Fair value adjustment on equity instruments at fair value through OCI (15.7) (28.2)
WWM (32.8) 31.5
Rand Refinery 16.8 (59.1)
RMA 0.3 (0.6)
Dividends received on equity instruments at fair value through OCI (71.5) (76.1)
Rand Refinery (70.1) (72.3)
RMA (1.4) (3.8)
1
The number and percentage shares held remained

unchanged for the prior year with the exception

of WWM that issued new shares thereby
diluting DRDGOLD's effective shareholding from 3.5 % to 2.4%
2
The "B Share Business Fund" shares relate to all

the businesses of the RMA Group that do not relate

to the Compensation for Occupational
Injuries and Diseases Act
3 The shares held entitles the holder to 100
% of the residual net equity of Cell Captive

A 170

Fair value of investments
Amounts in R million 2022 2021
Balance at the beginning of the year 119.3 178.4
Fair value adjustment on equity investments at fair value through other comprehensive income 16.8 (59.1)
Balance at the end of the year 136.1 119.3

Key observable/unobservable inputs into the model
Amounts in R million Observable/unobservable input Unit 2022 2021
Rand Refinery operations
Forecast average gold price

Observable input R/kg 880,207 847,317
Forecast average silver price

Observable input R/kg 11,209 11,751
Average South African CPI Observable input % 4.4 4.4
South African long-term government bond rate Observable input % 10.26 9.5
Terminal

growth rate
Unobservable input % 4.4 4.4
Weighted average cost of capital Unobservable input % 15.9 15.1
Investment in Prestige Bullion
Discount period Unobservable input years 11 12
Cost of equity Unobservable input % 14.2 16.5

Sensitivity analysis
Input Change in OCI, net of tax
Amounts in R million % Increase % Decrease % Increase % Decrease
Rand Refinery operations
Rand US Dollar exchange rate Observable inputs 1 (1) 3.3 (3.3)
Commodity prices (Gold and silver) Observable inputs 1 (1) 2.8 (2.8)
Operating costs Unobservable inputs 1 (1) (2.6) 2.6
Weighted average cost of capital Unobservable inputs 1 (1) (0.1) 0.1
Minority discount Unobservable inputs 1 (1) (1.2) 1.2
Marketability discount Unobservable inputs 1 (1) (1.2) 1.2
Investment in Prestige Bullion
Cost of equity Unobservable inputs 1 (1) (1.0) 1.0
Prestige Bullion dividend forecast Unobservable inputs 1 (1) 0.3 (0.3)